MS-CTFI-STATSUP 2

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco California Tax-Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2009)
Julius Williams	Portfolio Manager	2011

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2009.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

1

MS-CTFI-STATSUP 2

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

2

VK-PTFI-STATSUP 2

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Pennsylvania Tax Free Income Fund

The following information replaces the table in its entirety appearing under the heading “Fund Summary – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

”The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

1

VK-PTFI-STATSUP 2

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009.

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

2

SDHYM-STATSUP 2

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2015
Julius Williams	Portfolio Manager	2015

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.

SDHYM-STATSUP 2

1

SDHYM-STATSUP 2

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

SDHYM-STATSUP 2

2

ACST-STATSUP-2

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco California Tax-Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Short Duration High Yield Municipal Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CALIFORNIA TAX-FREE INCOME FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2009)
Julius Williams	Portfolio Manager	2011

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO PENNSYLVANIA TAX FREE INCOME FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO SHORT DURATION HIGH YIELD MUNICIPAL FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
John Schorle	Portfolio Manager	2018
Robert Stryker	Portfolio Manager	2015
Julius Williams	Portfolio Manager	2015

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

ACST-STATSUP-2

ACST-STATSUP-2

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco California Tax-Free Income Fund” in the prospectus:

•	“Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2009.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Pennsylvania Tax Free Income Fund” in the prospectus:

•	“Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009.

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

ACST-STATSUP-2

ACST-STATSUP-2

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Short Duration High Yield Municipal Fund” in the prospectus:

•	“Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016, and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 and 2015.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager to the Fund.”

ACST-STATSUP-2

ACST- SUP-3

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 28, 2018

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for Class A, C, R, R5, R6, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Equally-Weighted S&P 500 Fund

Invesco Low Volatility Equity Yield Fund

Invesco S&P 500 Index Fund

Effective on or about June 28, 2018, Donna Wilson will no longer serve as a Portfolio Manager to Invesco Equally-Weighted S&P 500 Fund, Invesco Low Volatility Equity Yield Fund and Invesco S&P 500 Index Fund. Therefore, all references to Ms. Wilson in the summary and statutory prospectuses and Statements of Additional Information are hereby removed as of that date.

ACST- SUP-3

ACST-SOAI SUP-3

Statement of Additional Information Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R5, R6 and Y shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Short Duration High Yield Municipal Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Short Duration High Yield Municipal Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly	None	N/A	$50,001 - $100,000
Tim O’Reilly	None	N/A	$100,001 - $500,000
James Phillips	None	N/A	$500,001 - $1,000,000
John Schorle[1]	None	N/A	$100,001 - $500,000
Robert Stryker[2]	None	N/A	$100,001 - $500,000
Julius Williams	None	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Short Duration High Yield Municipal Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Short Duration High Yield Municipal Fund
Mark Paris	17	$24,840.8	None	None	3[3]	$0.6	[3]
John Connelly	17	$24,840.8	None	None	3[3]	$0.6	[3]
Tim O’Reilly	17	$24,840.8	None	None	3[3]	$0.6	[3]

[1]	John Schorle began serving as Portfolio Manager on the Fund effective June 28, 2018. Information for Mr. Schorle has been provided as of April 30, 2018.
[2]	Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager on the Fund.
[3]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

ACST-SOAI SUP-3

ACST-SOAI SUP-3

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
James Phillips	17	$24,840.8	None	None	3	[3]	$0.6	[3]
John Schorle[1]	None	None	None	None	None		None
Robert Stryker[2]	17	$24,840.8	None	None	3	[3]	$0.6	[3]
Julius Williams	17	$24,840.8	None	None	3	[3]	$0.6	[3]”

ACST-SOAI SUP-3

ACST-MSVK-SOAI SUP-3

Statement of Additional Information Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R6 shares of the Funds listed below:

Invesco California Tax-Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco California Tax-Free Income Fund” and “– Invesco Pennsylvania Tax Free Income Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco California Tax-Free Income Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly	None	N/A	$50,001 - $100,000
Tim O’Reilly	None	N/A	$100,001 - $300,000
James Phillips	None	N/A	$500,001 - $1,000,000
John Schorle[1]	None	N/A	$100,001 - $500,000
Robert Stryker[2]	None	N/A	$100,001 - $500,000
Julius Williams	None	N/A	$100,001 - $500,000
Invesco Pennsylvania Tax Free Income Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly	None	N/A	$50,001 - $100,000
Tim O’Reilly	None	N/A	$100,001 - $500,000
James Phillips	None	N/A	$500,001 - $1,000,000
John Schorle[1]	None	N/A	$100,001 - $500,000
Robert Stryker[2]	None	N/A	$100,001 - $500,000
Julius Williams	None	N/A	$100,001 - $500,000

[1]	John Schorle began serving as Portfolio Manager on the Fund effective June 28, 2018. Information for Mr. Schorle has been provided as of April 30, 2018.
[2]	Effective on or about July 13, 2018, Robert Stryker will no longer serve as Portfolio Manager on the Fund.

ACST-MSVK-SOAI SUP-3

ACST-MSVK-SOAI SUP-3

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco California Tax-Free Income Fund” and “– Invesco Pennsylvania Tax Free Income Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco California Tax-Free Income Fund
Mark Paris	17	$24,540.0	None	None	3	[3]	$0.6	[3]
John Connelly	17	$24,540.0	None	None	3	[3]	$0.6	[3]
Tim O’Reilly	17	$24,540.0	None	None	3	[3]	$0.6	[3]
James Phillips	17	$24,540.0	None	None	3	[3]	$0.6	[3]
John Schorle[1]	None	None	None	None	None		None
Robert Stryker[2]	17	$24,540.0	None	None	3	[3]	$0.6	[3]
Julius Williams	17	$24,540.0	None	None	3	[3]	$0.6	[3]
Invesco Pennsylvania Tax Free Income Fund
Mark Paris	17	$24,852.3	None	None	3	[3]	$0.6	[3]
John Connelly	17	$24,852.3	None	None	3	[3]	$0.6	[3]
Tim O’Reilly	17	$24,852.3	None	None	3	[3]	$0.6	[3]
James Phillips	17	$24,852.3	None	None	3	[3]	$0.6	[3]
John Schorle[1]	None	None	None	None	None		None
Robert Stryker[2]	17	$24,852.3	None	None	3	[3]	$0.6	[3]
Julius Williams	17	$24,852.3	None	None	3	[3]	$0.6	[3]”

[3]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

ACST-MSVK-SOAI SUP-3